Leasing Activity, Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Fixed lease expense – operating leases	$ 1,022	$ 1,048	$ 1,149
Variable lease expense	277	289	299
Other	(37)	(93)	(77)
Total lease costs	$ 1,262	$ 1,244	$ 1,371